Supplemental Guarantor Information - Consolidated Statement of Cash Flows (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 16,964	$ 864	$ (11,195)	$ 14,455
Non-cash items	18,775		45,376	17,311
Changes in working capital	(8,138)		(7,645)	680
Net cash flows (used in)/from operating activities	27,581	1,405	26,536	32,446
Income before income taxes for discontinuing operations	1,308		1,265
Operation activities for discontinuing operations	654	33	5,435
INVESTING ACTIVITIES:
Acquisition and mergers, net of cash acquired (see Note 4)	1,957		26	(13,198)
Deconsolidation of Venezuela			(170)
Interest received	1,004	51	791	715
Acquisition of long-lived assets, net	(9,518)		(9,392)	(9,979)
Acquisition of intangible assets and other investing activities	(1,355)		(3,555)	(2,385)
Investments in shares	(387)	(20)	(1,443)	(2,068)
Dividends received	8		33
Net cash flows (used in) investing activities from continuing operations	(8,291)	(423)	(13,710)	(26,915)
Net cash flows (used in)/from investing activities for discontinued operations	(962)	(49)	2,820
Financing activities:
Proceeds from borrowings	15,426	786	12,488	8,040
Repayment of borrowings	(15,957)	(813)	(13,109)	(4,948)
Interest paid	(4,984)	(254)	(4,558)	(4,122)
Dividends paid	(7,038)	(358)	(6,992)	(7,013)
Increase in non-controllinginterest				826
Other financing activities	(1,682)	(86)	(2,201)	(2,517)
Proceeds from issuing shares			4,082
Net cash flows (used in)/from financing activities	(14,235)	(725)	(10,290)	(9,734)
Net cash flows used from financing activities from discontinuing operations	(37)	(2)	(485)
Net (decrease) increase in cash and cash equivalents	5,055	257	2,536	(4,203)
Net (decrease) increase in cash and cash equivalents for discontinued operations	963	49	9,035
Initial balance of cash and cash equivalents	18,767		10,476	15,989
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(1,058)	$ (54)	(3,280)	(1,310)
Ending balance of cash and cash equivalents	23,727		18,767	10,476
Coca-Cola FEMSA [member]
Cash flows from operating activities:
Income before income taxes	13,180		(12,565)	8,848
Non-cash items	(15,622)		10,474	(11,495)
Changes in working capital	(89)		118	(100)
Net cash flows (used in)/from operating activities	(2,531)		(1,973)	(2,747)
INVESTING ACTIVITIES:
Interest received	2,994		4,753	1,711
Acquisition of intangible assets and other investing activities	(10,153)		4,901	(12,079)
Investments in shares	(9,576)		(100)	(707)
Dividends received	4,816		3,187	5,868
Net cash flows (used in) investing activities from continuing operations	(11,919)		12,741	(5,207)
Financing activities:
Proceeds from borrowings	10,100		10,200	4,236
Repayment of borrowings	(9,028)		(9,926)	(2,625)
Interest paid	(4,189)		(5,169)	(1,360)
Dividends paid	(7,038)		(6,991)	(6,944)
Other financing activities	34,314		2,730	3,024
Proceeds from issuing shares			4,082
Net cash flows (used in)/from financing activities	24,159		(5,074)	(3,669)
Net (decrease) increase in cash and cash equivalents	9,709		5,694	(11,623)
Initial balance of cash and cash equivalents	7,017		1,106	10,991
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(197)		217	1,738
Ending balance of cash and cash equivalents	16,529		7,017	1,106
Wholly-Owned guarantors subsidiaries [member]
Cash flows from operating activities:
Income before income taxes	19,914		18,144	18,461
Non-cash items	(7,476)		(4,564)	(3,557)
Changes in working capital	(10,958)		1,803	(2,279)
Net cash flows (used in)/from operating activities	1,480		15,383	12,625
INVESTING ACTIVITIES:
Interest received	2,187		1,693	671
Acquisition of long-lived assets, net	(3,506)		(2,646)	(3,810)
Acquisition of intangible assets and other investing activities	6,710		(995)	(6,577)
Investments in shares	(1,948)		(405)	(1,021)
Dividends received				1
Net cash flows (used in) investing activities from continuing operations	3,443		(2,353)	(10,736)
Financing activities:
Interest paid	(5,487)		(4,740)	(3,727)
Dividends paid	(4,434)		(3,187)	(5,868)
Other financing activities	5,118		(5,293)	8,005
Net cash flows (used in)/from financing activities	(4,803)		(13,220)	(1,590)
Net (decrease) increase in cash and cash equivalents	120		(190)	299
Initial balance of cash and cash equivalents	926		1,119	810
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(20)		(3)	9
Ending balance of cash and cash equivalents	1,026		926	1,119
Combined non-guarantor subsidiaries [member]
Cash flows from operating activities:
Income before income taxes	16,766		(16,803)	11,080
Non-cash items	8,957		39,945	8,429
Changes in working capital	2,909		(9,566)	3,059
Net cash flows (used in)/from operating activities	28,632		13,126	22,568
Income before income taxes for discontinuing operations	1,308		1,265
Operation activities for discontinuing operations	654		5,435
INVESTING ACTIVITIES:
Acquisition and mergers, net of cash acquired (see Note 4)	1,957		26	(13,198)
Deconsolidation of Venezuela			(170)
Interest received	4,513		1,471	3,504
Acquisition of long-lived assets, net	(6,012)		(6,746)	(6,169)
Acquisition of intangible assets and other investing activities	2,088		(7,461)	16,271
Investments in shares	(23,820)		305	6,829
Dividends received	8		33
Net cash flows (used in) investing activities from continuing operations	(21,266)		(12,542)	7,237
Net cash flows (used in)/from investing activities for discontinued operations	(962)		2,820
Financing activities:
Proceeds from borrowings	5,326		2,288	4,026
Repayment of borrowings	(6,929)		(3,183)	(2,545)
Interest paid	(3,998)		(1,775)	(4,206)
Dividends paid	(382)		(1)	(70)
Increase in non-controllinginterest				826
Other financing activities	(6,157)		(881)	(20,715)
Net cash flows (used in)/from financing activities	(12,140)		(3,552)	(22,684)
Net cash flows used from financing activities from discontinuing operations	(37)		(485)
Net (decrease) increase in cash and cash equivalents	(4,774)		(2,968)	7,121
Net (decrease) increase in cash and cash equivalents for discontinued operations	963		9,035
Initial balance of cash and cash equivalents	10,824		8,251	4,188
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	(841)		(3,494)	(3,057)
Ending balance of cash and cash equivalents	6,172		10,824	8,251
Eliminations [member]
Cash flows from operating activities:
Income before income taxes	(32,896)		29	(23,934)
Non-cash items	32,896		(29)	23,934
INVESTING ACTIVITIES:
Interest received	(8,690)		(7,126)	(5,171)
Investments in shares	34,957		(1,243)	(7,169)
Dividends received	(4,816)		(3,187)	(5,869)
Net cash flows (used in) investing activities from continuing operations	21,451		(11,556)	(18,209)
Financing activities:
Proceeds from borrowings				(222)
Repayment of borrowings				222
Interest paid	8,690		7,126	5,171
Dividends paid	4,816		3,187	5,869
Other financing activities	(34,957)		1,243	7,169
Net cash flows (used in)/from financing activities	$ (21,451)		$ 11,556	$ 18,209